Equity - Summary of Reserves and Other Equity Interest (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Miscellaneous equity [abstract]
Paid-in capital in excess of par value	₩ 13,190,274		₩ 13,190,274
Losses on sales of treasury shares	(481,332)		(481,332)
Other capital surplus	4,219,356		4,002,714
Consideration for exchange right of exchangeable bonds	11,933		11,933
Total	₩ 16,940,231	$ 14,289,524	₩ 16,723,589